U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-23482

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KEYSTONE PRIVATE INCOME FUND
(Exact name of registrant as specified in charter)

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c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
(Address of Principal Executive Offices)

Ann Maurer
235 West Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

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Registrant’s Telephone Number, including Area Code: (414) 299-2217

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.     Report to Shareholders

(a)

KEYSTONE PRIVATE INCOME FUND

Semi-Annual Report

For the Six Months Ended March 31, 2023

(Unaudited)

Keystone Private Income Fund
Table of Contents For the Period Ended March 31, 2023 (Unaudited)

Keystone Private Income Fund
Schedule of Investments March 31, 2023 (Unaudited)
Principal Amount		Coupon Rate	Maturity Date	Original Acquisition Date	Cost	Fair Value
	Private Credit — 104.2%
	Corporate Finance — 27.1%
$ 26,600,837	Bigfoot Capital SPV1, LLC[1,2]	11.75%	1/15/2024	1/15/2021	$26,600,837	$26,600,837
63,314,856	FilmRise Acquisitions, LLC[1,2]	13.50%	8/17/2023	7/1/2020	63,314,856	63,314,856
14,096,081	FVP Funding I, LLC[1,2,4]	10.00% + 2.00% PIK	2/6/2027	2/7/2022	14,096,081	14,096,081
10,961,700	FVP Funding II, LLC[1,2,4]	10.00% + 2.00% PIK	10/12/2027	10/12/2022	10,961,700	10,961,700
15,000,000	Hall Labs, LLC[1,2]	14.50%	2/11/2023	8/11/2021	15,000,000	15,000,000
27,343,334	Loop Inc.[1,2,9]	15.67% (11.75% + 1 year CMT, 13.75% Floor)	6/14/2025	5/17/2022	27,343,334	27,343,334
29,800,000	Metropolitan Partners Fund VII, LP1,2	13.00% PIK	3/3/2026	3/3/2023	29,800,000	29,800,000
10,780,556	Onward Partners, LLC[1,2]	15.00%	6/17/2026	6/18/2021	10,780,556	10,780,556
2,466,296	Paradise Cruise Line Intermediate Holdings, LLC[1,2]	12.00%	4/1/2024	4/1/2021	2,466,296	2,466,296
24,976,434	SE1 Generation ABM Holdings, LLC[1,2]	12.00%	6/8/2023	6/8/2022	24,976,434	24,976,434
10,000,000	Vantage Borrower SPV, LLC[1,2]	11.00%	4/30/2024	3/7/2022	10,000,000	10,000,000
4,935,190	Way.com, Inc.[1,2]	12.00%	9/6/2023	3/1/2023	4,935,190	4,935,190
					240,275,284	240,275,284
	Equipment Leasing — 29.2%
368,871	Accelerate360, LLC[1,2,8]	14.50%	4/1/2023	3/11/2021	368,871	368,871
903,738	Accelerate360, LLC[1,2,8]	14.50%	6/30/2023	5/25/2021	903,738	903,738
1,278,750	Amalgamated Energy Assets, LLC[1,2]	12.50%	3/1/2025	2/9/2023	1,278,750	1,278,750
261,500	American Freight Express, Inc.[1,2]	12.50%	7/1/2025	3/10/2023	261,500	261,500
2,749,117	Applied Machinery Rentals, LLC[1,2]	12.50%	4/1/2025	1/12/2023	2,749,117	2,749,117
452,384	ARX, Accurate RX Specialty Pharmacy Corp.[1,2]	12.50%	1/1/2025	6/3/2022	452,384	452,384
1,016,598	ARX, Accurate RX Specialty Pharmacy Corp.[1,2]	12.50%	6/9/2025	12/9/2022	1,016,598	1,016,598
765,082	Astics Inc.[1,2]	12.50%	4/1/2025	1/25/2023	765,082	765,082
1,311,619	Avensis Energy Services, LLC[1,2]	12.50%	3/31/2025	9/13/2022	1,311,619	1,311,619
1,315,636	Bay Minette Energy LLC[1,2]	14.50%	11/24/2024	5/27/2022	1,315,636	1,315,636
1,304,161	Blew Bayou Services LLC[1,2]	14.50%	5/1/2025	10/28/2022	1,304,161	1,304,161
2,236,738	Bohme, LLC[1,2]	14.50%	9/30/2024	9/28/2022	2,236,738	2,236,738
1,691,954	Bohme, LLC[1,2]	14.50%	3/1/2025	2/17/2023	1,691,954	1,691,954
3,250,000	Broadband Infrastructure, Inc.[1,2]	14.50%	10/1/2025	3/30/2023	3,250,000	3,250,000
560,238	Carepoint Health Management Associates, LLC[1,2]	14.50%	7/1/2023	12/2/2020	560,238	560,238
3,152,067	Carnaby Inventory I, LLC[1,2]	14.50%	8/31/2024	2/23/2022	3,152,067	3,152,067
3,152,067	Carnaby Inventory I, LLC[1,2]	14.50%	8/31/2024	2/23/2022	3,152,067	3,152,067
189,684	Carnaby Inventory I, LLC[1,2]	14.50%	9/30/2024	3/10/2022	189,684	189,684
16,100,952	Carnaby Inventory IV, LLC[1,2]	12.00%	12/31/2024	6/30/2022	16,100,952	16,100,952
519,703	Envelope 1, Inc. and E1 Digital Direct, Inc.[1,2]	12.50%	1/1/2025	5/11/2022	519,703	519,703
264,042	Firstronic, LLC[1,2]	12.00%	11/1/2023	10/15/2020	264,042	264,042
843,940	Firstronic, LLC[1,2]	12.00%	9/30/2024	9/21/2021	843,940	843,940
10,759,950	FPL Food LLC[1,2]	11.00%	12/31/2025	1/6/2022	10,759,950	10,759,950

See accompanying notes to financial statements.

Keystone Private Income Fund
Schedule of Investments March 31, 2023 (Unaudited) (continued)
Principal Amount		Coupon Rate	Maturity Date	Original Acquisition Date	Cost	Fair Value
	Private Credit — 104.2% (continued)
	Equipment Leasing — 29.2% (continued)
$ 4,550,285	Future Legends, LLC[1,2]	14.50%	9/1/2025	2/27/2023	$4,550,285	$4,550,285
800,000	Innotec, Corp.[1,2]	12.50%	7/1/2025	12/30/2022	800,000	800,000
986,343	J Jets, Inc.[1,2]	12.50%	4/30/2025	4/8/2022	986,343	986,343
128,777	Kitchens Lumber Company LLC[1,2]	12.50%	4/18/2024	4/1/2022	128,777	128,777
1,471,365	KVJ Properties, Inc.[1,2]	14.50%	7/1/2023	12/4/2020	1,471,365	1,471,365
3,183,236	KVJ Properties, Inc.[1,2]	12.50%	8/31/2025	2/25/2022	3,183,236	3,183,236
620,673	Lux Vending, LLC[1,2]	14.50%	4/30/2023	4/16/2021	620,673	620,673
3,147,022	MC Test Service, Inc.[1,2]	12.00%	5/31/2024	5/3/2021	3,147,022	3,147,022
5,756,135	MC Test Service, Inc.[1,2]	12.00%	1/31/2025	1/25/2022	5,756,135	5,756,135
35,949	Metalogic Inspection Services, LLC[1,2]	14.50%	6/1/2023	11/9/2020	35,949	35,949
196,865	Metalogic Inspection Services, LLC[1,2]	14.50%	10/1/2023	3/15/2021	196,865	196,865
456,696	Metalogic Inspection Services, LLC[1,2]	14.50%	2/28/2024	8/9/2021	456,696	456,696
4,308,493	Navajo Transitional Energy Company, LLC[1,2]	9.50%	1/1/2026	12/9/2022	4,308,493	4,308,493
1,025,929	NWC Services LLC	14.50%	11/1/2025	10/20/2022	1,025,929	1,025,929
3,229,094	Onset Financial, Inc.[1,2]	14.50%	5/31/2026	12/11/2020	3,229,094	3,229,094
10,000,000	Onset Financial, Inc.[1,2,9]	10.74% (SOFR + 7.75%)	3/31/2029	9/26/2022	10,000,000	10,000,000
6,869,249	Onset Financial, Inc. Progress Funding Line[1,2]	14.00%	9/30/2025	10/4/2022	6,869,249	6,869,249
5,625,464	Orbital Power, Inc.[1,2]	12.00%	4/1/2024	3/31/2021	5,625,464	5,625,464
3,070,116	Orbital Power, Inc.[1,2]	12.00%	7/31/2024	8/17/2021	3,070,116	3,070,116
1,633,519	Orbital Power, Inc.[1,2]	12.00%	1/31/2024	7/23/2021	1,633,519	1,633,519
821,303	Petroleum Distribution Transportation, LLC[1,2]	12.50%	3/31/2025	9/27/2022	821,303	821,303
271,071	Pierce Powerline Co., LLC[1,2]	12.50%	3/31/2025	9/16/2022	271,071	271,071
44,491	Raw Farm, LLC[1,2]	12.50%	6/29/2024	4/1/2022	44,491	44,491
890,447	RK Pharma Inc.[1,2]	14.50%	2/28/2024	2/2/2022	890,447	890,447
2,408,024	RK Pharma Inc.[1,2]	14.50%	3/31/2024	3/9/2022	2,408,024	2,408,024
680,234	RK Pharma Inc.[1,2]	14.50%	9/30/2024	9/1/2022	680,234	680,234
2,578,717	Rokstad Power (East), Inc.[1,2]	10.50%	3/31/2026	3/1/2022	2,578,717	2,578,717
2,363,824	Rokstad Power (East), Inc.[1,2]	10.50%	3/31/2026	3/1/2022	2,363,824	2,363,824
2,707,843	Saint Jean Industries, Inc.[1,2]	14.50%	6/30/2024	12/30/2021	2,707,843	2,707,843
3,562,741	SandP Solutions, LLC DBA Bitcoin of America[1,2]	12.50%	7/31/2025	7/28/2022	3,562,741	3,562,741
2,821,730	Steelman Aviation, Inc.[1,2]	14.50%	12/31/2023	12/13/2021	2,821,730	2,821,730
5,142,125	Steelman Aviation, Inc.[1,2]	12.00%	11/1/2024	10/13/2022	5,142,125	5,142,125
807,810	Sun-Tech Leasing of Texas, L.P.[1,2]	12.00%	10/1/2025	9/18/2020	807,810	807,810
1,064,783	Sun-Tech Leasing of Texas, L.P.[1,2]	12.00%	7/31/2024	8/25/2021	1,064,783	1,064,783
1,624,241	Sun-Tech Leasing of Texas, L.P.[1,2]	12.00%	7/1/2026	11/15/2022	1,624,241	1,624,241
6,946,265	Sustainable Green Team[1,2]	14.50%	2/28/2025	8/19/2022	6,946,265	6,946,265
4,796,739	TrialAssure Inc.[1,2]	12.00%	9/30/2024	3/22/2022	4,796,739	4,796,739
10,718,871	Trico Products Corporation[1,2]	12.50%	10/31/2024	4/22/2021	10,718,871	10,718,871
18,310,712	Trico Products Corporation[1,2]	12.50%	10/31/2024	4/12/2021	18,310,712	18,310,712
26,407,900	Trico Products Corporation[1,2]	12.50%	12/31/2025	6/30/2022	26,407,900	26,407,900
1,602,000	Trucka Leasing, LLC[1,2]	12.50%	10/1/2025	3/6/2023	1,602,000	1,602,000
1,502,169	TuffStuff Fitness International, Inc.[1,2]	12.50%	3/1/2025	1/24/2023	1,502,169	1,502,169

See accompanying notes to financial statements.

Keystone Private Income Fund
Schedule of Investments March 31, 2023 (Unaudited) (continued)
Principal Amount		Coupon Rate	Maturity Date	Original Acquisition Date	Cost	Fair Value
	Private Credit — 104.2% (continued)
	Equipment Leasing — 29.2% (continued)
$ 14,521,990	United Auto Supply of Syracuse, West, Inc.[1,2]	12.00%	12/31/2025	6/30/2022	$14,521,990	$14,521,990
1,861,160	United Auto Supply of Syracuse, West, Inc.[1,2]	12.00%	12/31/2025	6/30/2022	1,861,160	1,861,160
501,956	Vensure Employer Services, Inc.[1,2]	14.50%	1/31/2024	7/16/2021	501,956	501,956
1,771,168	Vensure Employer Services, Inc.[1,2]	14.50%	12/1/2023	5/18/2021	1,771,168	1,771,168
2,734,663	Vensure Employer Services, Inc.[1,2]	14.50%	7/31/2024	1/14/2022	2,734,663	2,734,663
3,213,224	Vensure Employer Services, Inc.[1,2]	14.50%	11/13/2024	5/13/2022	3,213,224	3,213,224
10,414,470	Vensure Employer Services, Inc.[1,2]	14.50%	12/31/2024	6/1/2022	10,414,470	10,414,470
4,575,890	Vensure Employer Services, Inc.[1,2]	14.50%	2/28/2025	8/2/2022	4,575,890	4,575,890
5,012,753	Vensure Employer Services, Inc.[1,2]	14.50%	7/1/2025	11/3/2022	5,012,753	5,012,753
639,635	Vensure Employer Services, Inc.[1,2]	14.50%	7/1/2025	12/22/2022	639,635	639,635
4,075,822	Vensure Employer Services, Inc.[1,2]	14.50%	9/1/2025	1/24/2023	4,075,822	4,075,822
					258,940,772	258,940,772
	Financial Assets — 16.8%
10,234,813	CapitalPlus Construction Services, LLC[1,2,8]	12.00%	10/1/2023	9/2/2020	10,234,813	4,850,470
8,850,000	CapitalPlus Supply Chain Partners, LLC[1,2]	12.00%	7/31/2024	8/31/2021	8,850,000	8,850,000
40,002,735	Cocolalla, LLC[1,2]	14.00% PIK	3/27/2026	3/16/2023	40,002,735	40,002,735
4,020,394	Coign CC Account SPV, LLC[1,2]	14.50%	4/12/2024	10/12/2022	4,020,394	4,020,394
15,081,451	DNF Associates, LLC[1,2]	12.75%	10/31/2024	12/28/2020	15,081,451	15,081,451
8,136,573	Elevation Capital Group, LLC[1,2]	12.50%	8/1/2024	12/30/2021	8,136,573	8,136,573
9,900,365	Kensington Private Equity Fund[1,2]	12.00%	3/28/2026	3/28/2023	9,900,365	9,900,365
17,110,382	Lienstar LLC[1,2]	13.87% PIK	3/13/2025	3/13/2023	17,110,382	17,110,382
11,344,442	Simply Funding SPV, LLC[1,2]	13.50%	6/23/2024	6/23/2021	11,344,442	11,344,442
341,583	Sprout Funding SPV II, LLC[1,2]	13.00%	2/23/2024	2/24/2021	341,583	341,583
1,469,002	Triton Credit Funding SPV, LLC[1,2]	13.00%	3/28/2026	9/2/2020	1,469,002	1,469,002
28,194,633	Viva Funding SPV, LLC[1,2]	13.00%	12/22/2024	12/23/2020	28,194,633	28,194,633
					154,686,373	149,302,030
	Specialty Real Estate Finance — 31.1%
5,744,525	1413 Calle Joaquin SLO, LLC[1,2,4]	8.00% PIK	5/16/2023	5/16/2022	5,744,525	5,744,525
5,056,971	750 Main Street LP1,2,4	9.69% PIK	2/6/2024	5/9/2022	5,056,971	5,056,971
2,919	Ashton Oak Homes (Black Locust), LLC[1,2]	11.00%	3/23/2025	3/23/2023	2,919	2,919
1,758,701	Atomic Orchard Experiment, LLC[1,2,4]	9.75% PIK	4/10/2024	11/10/2022	1,758,701	1,758,701
8,224,172	Capital Miller Pref NewCo, LLC,[1,2,4]	14.00% PIK	12/5/2027	12/5/2022	8,224,172	8,224,172
2,724,156	Cartier Industrial Center LLC[1,2,4]	7.95% PIK	10/24/2023	5/25/2022	2,724,156	2,724,156
8,432,459	CC Development LP Series I, LLC[1,2,4]	9.95% PIK	5/18/2023	11/18/2021	8,432,459	8,432,459
1,378,348	CC Development LP Series III, LLC[1,2]	10.45% PIK	2/3/2025	2/2/2023	1,378,348	1,378,348
2,082,109	Chesapeake Pines VA, LLC[1,2,4]	12.50% PIK	1/19/2025	1/19/2022	2,082,109	2,082,109
344,616	Cheyenne Industrial Partners, LLC,[1,2,4]	9.00% PIK	12/20/2023	12/19/2022	344,616	344,616
2,943,902	Circolo Villas, LLC[1,2]	13.00%	6/30/2023	10/13/2021	2,943,902	2,943,902

See accompanying notes to financial statements.

Keystone Private Income Fund
Schedule of Investments March 31, 2023 (Unaudited) (continued)
Principal Amount		Coupon Rate	Maturity Date	Original Acquisition Date	Cost	Fair Value
	Private Credit — 104.2% (continued)
	Specialty Real Estate Finance — 31.1% (continued)
$ 5,152,533	Endeavor Investments IX, LLC[1,2,4]	10.50% PIK	11/12/2025	9/15/2022	$5,152,533	$5,152,533
4,191,868	Endeavor Investments V, LLC[1,2,4]	10.50% PIK	8/24/2025	2/23/2022	4,191,868	4,191,868
3,643,040	Endeavor Investments VIII, LLC[1,2,4]	10.50% PIK	8/4/2025	2/4/2022	3,643,040	3,643,040
4,911,108	Endeavor Investments X, LLC[1,2,4]	10.50% PIK	1/1/2027	12/15/2021	4,911,108	4,911,108
4,975,849	ETV Holdings, LLC[1,2,4]	10.50% PIK	7/12/2023	7/14/2021	4,975,849	4,975,849
1,987,471	Fruition California Holdings LLC[1,2,4]	8.49% + 3.00% PIK	12/30/2023	12/30/2021	1,987,471	1,987,471
1,887,194	Galaxy Management Company, LLC[1,2,3]	14.00%	9/25/2023	11/18/2020	1,887,194	1,887,194
585,800	Gilroy Partners, LLC[1,2,4]	9.00% PIK	3/15/2024	12/15/2022	585,800	585,800
3,920,000	Gracielo at Wolf Creek Ranch, LLC[1,2]	12.50%	12/31/2023	2/1/2022	3,920,000	3,920,000
12,459,576	Grind Ventures, LLC[1,2,4]	9.65% PIK	4/1/2023	10/20/2021	12,459,576	12,459,576
11,896	HD Post Buffalo, LLC[1,2,4]	9.95% PIK	6/6/2024	12/7/2022	11,896	11,896
14,636	Justus at Promenade Senior, LLC[1,2]	10.30% PIK	6/16/2025	3/15/2023	14,636	14,636
533,447	Lex Apartments 102B, LLC[1,2,4]	9.95% PIK	9/9/2024	9/9/2022	533,447	533,447
14,203,119	Lex Apartments, LLC[1,2,4]	10.50% PIK	8/31/2024	8/31/2022	14,203,119	14,203,119
5,111,614	MAP Logistics Center Lot 33, LLC[1,2]	10.95%	6/17/2025	6/13/2022	5,111,614	5,111,614
12,118,382	MC Oslo Aurora, LLC[1,2,4]	11.25% PIK	10/11/2023	7/11/2022	12,118,382	12,118,382
3,185,357	MC Oslo Hermitage, LLC[1,2,4]	13.00% PIK	6/1/2025	5/19/2022	3,185,357	3,185,357
2,307,262	MC Oslo SFM Two, LLC[1,2,4]	13.00% PIK	6/1/2025	5/19/2022	2,307,262	2,307,262
7,378,016	MC Oslo SFQ, LLC[1,2,4]	11.25% PIK	10/11/2023	7/11/2022	7,378,016	7,378,016
10,282,504	MC Rye Katy, LLC[1,2,4]	10.25% PIK	5/9/2023	8/10/2022	10,282,504	10,282,504
8,694,307	MC Rye Northwest, LLC[1,2,4]	10.25% PIK	5/9/2023	8/9/2022	8,694,307	8,694,307
9,999,080	MC Rye Westchase, LLC[1,2,4]	10.25% PIK	5/9/2023	8/9/2022	9,999,080	9,999,080
8,697,680	Meridian Hotel Holdings, LLC[1,2,4]	9.90% PIK	6/1/2024	6/21/2021	8,697,680	8,697,680
2,225,803	MLab International, LLC[1,2,4]	9.25% PIK	1/30/2024	7/22/2022	2,225,803	2,225,803
4,500,386	Nancy Jay Industrial Center, LLC[1,2,4]	12.00% PIK	6/3/2024	6/3/2022	4,500,386	4,500,386
12,807,750	Olympus Bluffs 2, LLC[1,2]	7.95%	3/9/2023	9/9/2022	12,807,750	12,807,750
6,579,000	Olympus Bluffs 3, LLC[1,2]	7.95%	3/9/2023	9/9/2022	6,579,000	6,579,000
1,155,742	Olympus Bluffs 4, LLC[1,2,4]	11.95% PIK	9/9/2025	9/9/2022	1,155,742	1,155,742
594,800	Olympus Palms 1, LLC[1,2,4]	12.50% PIK	6/30/2025	7/1/2022	594,800	594,800
1,435,718	Olympus Palms 3, LLC[1,2,4]	11.95% PIK	8/3/2025	8/3/2022	1,435,718	1,435,718
8,809,236	Olympus Palms 4, LLC[1,2]	7.95%	4/4/2023	10/4/2022	8,809,236	8,809,236
7,976,753	Olympus Palms 5, LLC[1,2]	7.95%	4/4/2023	10/4/2022	7,976,753	7,976,753
8,352,261	Olympus Palms 6, LLC[1,2]	7.95%	4/4/2023	10/4/2022	8,352,261	8,352,261
6,203,000	Olympus Peaks 1, LLC[1,2]	7.95%	3/29/2023	9/29/2022	6,203,000	6,203,000
1,833,614	Olympus Pines FF Wash, LLC[1,2,4]	6.25% + 6.25% PIK	7/15/2024	7/15/2021	1,833,614	1,833,614
984,012	Pierce Street Holdings LLC[1,2,4]	9.75% PIK	9/15/2023	3/15/2022	984,012	984,012
1,724,633	SAG El Camino, LLC[1,2,4]	9.95% PIK	8/11/2023	2/11/2022	1,724,633	1,724,633
626,986	Salinas Rossi Partners, LLC[1,2]	9.00% PIK	3/15/2024	12/15/2022	626,986	626,986
865,592	San Antonio Partners, LLC[1,2,4]	9.00% PIK	3/15/2024	12/15/2022	865,592	865,592
16,020,235	Shiraz I – 215 Logistics Center, LLC[1,2,4]	6.25% + 6.25 PIK	7/27/2023	12/22/2021	16,020,235	16,020,235
1,132,045	Sonora Plum Industrial Partners, LLC[1,2,4]	9.00% PIK	3/15/2024	12/15/2022	1,132,045	1,132,045
See accompanying notes to financial statements.

Keystone Private Income Fund
Schedule of Investments March 31, 2023 (Unaudited) (continued)
Principal Amount		Coupon Rate	Maturity Date	Original Acquisition Date	Cost	Fair Value
	Private Credit — 104.2% (continued)
	Specialty Real Estate Finance — 31.1% (continued)
$ 2,548,656	VG Burlington Storage LLC[1,2,4]	9.25%	10/4/2023	5/4/2022	$2,548,656	$2,548,656
12,191,818	Vivo Living Durham LLC[1,2,4]	9.50% PIK	10/14/2023	10/14/2022	12,191,818	12,191,818
11,859,444	Vivo Living Raleigh 1 LLC[1,2,4]	9.50% PIK	11/18/2023	11/18/2022	11,859,444	11,859,444
(176,498)	Zoe Lakeview, LLC[1,2,11]	10.45% PIK	11/21/2024	11/22/2022	(176,498)	(176,498)
					275,195,603	275,195,603
	Total Private Credit				929,098,032	923,713,689
	Private Investment Funds — 1.6%
N/A	Structural Keystone VL LLC-Series KS Manscaped[1,2,5]		12/24/2024	12/17/2021	$11,740,773	$11,740,773
N/A	Structural Keystone VL LLC-Series KS Sovrn[1,2,5,7]		7/12/2025	7/13/2021	1,992,267	1,992,267
	Total Private Investment Funds				13,733,040	13,733,040
Shares
	Warrants — 0.0%
73,274	Sovrn Holdings, Inc[1,2,5]		—	—

	Short-Term Investments — 0.0%
6,389	Fidelity Investments Money Market Government Portfolio-Institutional Class	4.65%[10]	6,389	6,389

	Total Investments — 105.8%⁶		$942,837,461	$937,453,118
	Liabilities in excess of other assets – (5.8%)			(51,030,560)
	Net Assets — 100%			$886,422,558

1         Restricted security. The total value of these securities is $937,446,729, which represents 105.8% of total net assets of the Fund.

2         Level 3 securities fair valued under procedures established by the Board of Trustees. The total value of these securities is $937,446,729, which represents 105.8% of total net assets of the Fund.

3         This investment was made through a participation. See Note 2 on Financial Statements.

4         Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.

5         The single purpose investment fund’s strategy is to invest in only one isolated and preidentified secured credit investment with no discretion for any other additional investments beyond this single purpose holding for which the single purpose investment fund was formed. The single purpose investment fund shall continue until the one holding is realized in full. Given the single purpose nature of the investment holding, there is no redemption of any portion of the Fund’s investment prior to the realization in full of the underlying single investment.

6         Entire portfolio is pledged as collateral for line of credit.

7         The Fund held unfunded commitments in the investments as of March 31, 2023. See Note 5 on Financial Statements.

8         In default.

9         Variable rate.

10       The rate is the annualized seven-day yield at period end.

11       Unearned loan fee is greater than the principal amount of the loan.

See accompanying notes to financial statements.

Keystone Private Income Fund
Summary of Investments March 31, 2023 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Private Credit
Specialty Real Estate Finance	31.1%
Equipment Leasing	29.2%
Corporate Finance	27.1%
Finance Assets	16.8%
Total Private Credit	104.2%
Private Investment Funds	1.6%
Warrants	0.0%
Short-Term Investments	0.0%
Total Investments	105.8%
Liabilities in excess of other assets	(5.8)%
Net Assets	100.0%

See accompanying notes to financial statements.

Keystone Private Income Fund
Statement of Assets and Liabilities March 31, 2023 (Unaudited)
Assets:
Investments, at value (cost $942,837,461)	$937,453,118
Cash equivalents held in escrow for subscriptions received in advance	28,200,488
Interest receivable	8,756,637
Total Assets	974,410,243

Liabilities:
Payables
Proceeds from subscriptions received in advance	28,200,488
Payable for shares repurchased	4,922,199
Line of credit	36,510,000
Distributions payable	16,683,221
Management fee payable	1,120,870
Accounting and administration fees payable	157,372
Professional fees payable	156,955
Distribution and Servicing fee payable	77,023
Transfer agent fees payable	61,577
Interest expense payable on line of credit	44,066
Trustee and officer fees payable	17,000
Other accrued expenses	36,914
Total Liabilities	87,987,685

Net Assets	$886,422,558

Composition of Net Assets:
Paid-in capital	$891,806,901
Total accumulated deficit	(5,384,343)
Net Assets	$886,422,558

See accompanying notes to financial statements.

Keystone Private Income Fund
Statement of Assets and Liabilities March 31, 2023 (Unaudited) (continued)
Net Assets Attributable to:
Class D Shares	$28,609,302
Class Y Shares	144,223,742
Class I Shares	55,159,954
Class Z Shares	658,429,560
$886,422,558

Shares of Beneficial Interest Outstanding (Unlimited Number of Shares Authorized, par value of $0.001):
Class D Shares	284,615
Class Y Shares	1,432,659
Class I Shares	549,677
Class Z Shares	6,540,566
8,807,517

Net Asset Value per Share:
Class D Shares[1]	$100.52
Class Y Shares	$100.67
Class I Shares	$100.35
Class Z Shares	$100.67

1      Class A and Class D shareholders may be charged a sales load up to a maximum of 3.50% on the amount they invest. There are currenly no Class A Shares. See Note 6 to the financial statements.

See accompanying notes to financial statements.

Keystone Private Income Fund
Statement of Operations For the Six Months Ended March 31, 2023 (Unaudited)
Investment Income:
Investment income	$45,012,819
PIK Income	10,264,798
Total Investment Income	55,277,617

Expenses:
Management fees	6,207,963
Incentive fees (Note 4)	5,740,530
Interest expense on line of credit	548,423
Professional fees	370,646
Accounting and administration fees	303,920
Distribution and Servicing fee (Class Y)	167,188
Distribution and Servicing fee (Class D)	113,020
Distribution and Servicing fee (Class I)	33,012
Distribution and Servicing fee (Class A)	4,484
Investment expense	203,951
Transfer agent fees	161,072
Trustee and officer fees	111,750
Other fees	41,321
CCO fees	15,566
Custody fees	14,830
Total Expenses	14,037,676
Net Investment Income	41,239,941

Net Realized Gain and Change in Unrealized Depreciation on Investments
Net change in unrealized depreciation on investments	(5,384,343)
Net Realized Gain and Change in Unrealized Depreciation on Investments	(5,384,343)

Net Increase in Net Assets from Operations	$35,855,598

See accompanying notes to financial statements.

Keystone Private Income Fund
Statements of Changes in Net Assets
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Net Increase in Net Assets from:
Operations:
Net investment income	$41,239,941	$53,064,692
Net change in unrealized appreciation (depreciation) on investments	(5,384,343)	—
Net Increase in Net Assets Resulting from Operations	35,855,598	53,064,692

Distributions to Shareholders:
Distributions:
Class A1	(40,029)	(320,388)
Class D	(1,156,837)	(805,856)
Class Y	(6,604,028)	(9,746,372)
Class I	(2,175,783)	(3,568,392)
Class Z	(31,263,264)	(38,623,681)
Net Decrease in Net Assets from Distributions to Shareholders	(41,239,941)	(53,064,689)

Capital Transactions:
Proceeds from shares sold:
Class A1	5,450,000	5,793,000
Class D	3,673,000	9,516,000
Class Y	65,088,048	92,312,745
Class I	22,075,000	27,432,500
Class Z	104,002,799	257,483,791
Reinvestment of distributions:
Class A1	1,480	85,757
Class D	240,346	214,688
Class Y	2,217,506	3,463,062
Class I	1,159,280	1,154,580
Class Z	5,061,373	5,365,603
Cost of shares repurchased:
Class D	(148,522)	—
Class Y	(4,322,232)	(1,316,026)
Class I	—	(4,979,286)
Class Z	(8,069,635)	(25,921,668)
Exchanges
Class A1	(12,896,334)	(167,779)
Class D	12,896,334	—
Class Y	(35,577,316)	(47,749,390)
Class I	9,253,235	(65,175,053)
Class Z	26,324,081	113,092,222
Net Increase in Net Assets from Capital Transactions	196,428,443	370,604,746

Total Net Increase in Net Assets	191,044,100	370,604,749

Net Assets
Beginning of year	695,378,458	324,773,709
End of year	$886,422,558	$695,378,458

See accompanying notes to financial statements.

Keystone Private Income Fund
Statements of Changes in Net Assets (continued)
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Capital Share Transactions:
Shares sold:
Class A1	53,950	57,345
Class D	36,320	94,097
Class Y	642,655	911,461
Class I	218,651	271,716
Class Z	1,026,884	2,542,297
Shares issued in reinvestment of distributions:
Class A1	15	849
Class D	2,385	2,123
Class Y	21,962	34,193
Class I	11,525	11,436
Class Z	50,143	52,978
Shares redeemed:
Class D	(1,478)	—
Class Y	(42,794)	(12,993)
Class I	—	(49,320)
Class Z	(79,844)	(255,941.00)
Exchanges
Class A1	(127,661)	(1,661)
Class D	127,522	—
Class Y	(351,277)	(471,459)
Class I	91,652	(645,553)
Class Z	259,914	1,116,629
Net Increase in Capital Shares Outstanding	1,940,524	3,658,197

1      There are currently no Class A Shares.

See accompanying notes to financial statements.

Keystone Private Income Fund
Statement of Cash Flows For the Six Months Ended March 31, 2023 (Unaudited)
Cash Flows from Operating Activities
Net increase in net assets from operations	$35,855,598
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Net change in unrealized depreciation	5,384,343
Purchases	(395,703,504)
Principal reductions received	222,558,289
Change in short-term investments, net	(6,389)
(Increase)/Decrease in Assets:
Interest receivable	(368,063)
Increase/(Decrease) in Liabilities:
Management fee payable	241,209
Incentive fees payable	(1,038,029)
Interest expense payable on line of credit	(120,570)
Professional fees payable	(101,078)
Transfer agent fees payable	11,391
Accounting and administration fees payable	30,244
Distribution and Servicing fee payable	24,452
Trustee fees payable	17,000
Other accrued expenses	12,707
Net Cash Used in Operating Activities	(133,202,400)

Cash Flows from Financing Activities
Proceeds from subscriptions	200,288,847
Increase in payable for proceeds from subscriptions received in advance	(8,486,462)
Proceeds from line of credit	164,101,277
Payments made on line of credit	(192,517,569)
Distributions paid to shareholders, net of reinvestments and increase in distibutions payable	(28,600,451)
Payments for shares repurchased	(11,318,670)
Net Cash Provided by Financing Activities	123,466,972

Net decrease in cash and cash equivalents	(9,735,429)

Cash and cash equivalents at beginning of period	37,935,917
Cash and cash equivalents at end of period[1]	$28,200,488

1      Cash at end of period includes cash and cash equivalents held in escrow for subscriptions received in advance.

Non-cash financing activities not included herein consist of $8,679,985 of reinvested dividends.

Interest payments on line of credit were $668,993.

Non-cash operating activities not included herein consist of $10,264,798 of PIK Interest.

See accompanying notes to financial statements.

Keystone Private Income Fund
Financial Highlights Class D Shares

Per share operating performance.
For a capital share outstanding throughout the year/period.

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period September 30, 2020* through September 30, 2020
Net Asset Value, beginning of year/period	$101.13	$101.13	$100.00	$100.00
Income from Investment Operations:
Net investment income[1]	4.66	9.96	9.08	—
Net realized and unrealized gain (loss) on investments[2]	(0.60)	0.13	(0.75)	—
Total from investment operations	4.06	10.09	8.33	—

Distributions to investors:
From net investment income	(4.67)	(10.09)	(7.20)	—
Total distributions to investors	(4.67)	(10.09)	(7.20)	—

Net Asset Value, end of year/period	$100.52	$101.13	$101.13	$100.00

Total Return[3]	4.08%[10]	10.44%	8.57%	0.00%[4]

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$28,609	$12,122	$2,391	$62

Net expenses	3.54%[5,11]	4.82%[6]	4.36%[7]	0.00%[4]

Net investment income	9.94%[5,11]	9.85%[6]	8.98%[7]	0.00%[4]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement[8]	36,510,000	64,926,293	29,432,666	5,000,000
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement[8]	25,279	11,710	12,037	14,265

Portfolio Turnover Rate[9]	27%[10]	63%	53%	1%[4]
*	Commencement of offering of Class D shares.
[1]	Per share data is computed using the average shares method.
[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[3]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[4]	Class D Shares commencement occurred after income and expense were allocated as of September 30, 2020.
[5]

If distribution and servicing fees of 0.90%, incentive fees of 0.69%, line of credit expenses of 0.13%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 1.77% for the six months ended March 31, 2023.

[6]

If distribution and servicing fees of 0.90%, incentive fees of 1.90%, line of credit expenses of 0.16%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 3.01% for the year ended September 30, 2022.

[7]

If distribution and servicing fees of 0.91%, incentive fees of 1.74%, line of credit expenses of 0.13%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.84% for the year ended September 30, 2021.

[8]

As a result of the Fund having earmarked or segregated securities to collateralize the transactions or otherwise having covered the transactions, in accordance with releases and interpretive letters issued by the Securities and Exchange Commission (the “SEC”), the Fund does not treat its obligations under such transactions as senior securities representing indebtedness for purposes of the Investment Company Act.

[9]	Calculated at Fund level.
[10]	Not annualized.
[11]	Annualized, except for incentive fees.

See accompanying notes to financial statements.

Keystone Private Income Fund
Financial Highlights Class Y Shares

Per share operating performance.
For a capital share outstanding throughout the year/period.

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period July 1, 2020* through September 30, 2020
Net Asset Value, beginning of year/period	$101.28	$101.28	$100.58	$100.00
Income from Investment Operations:
Net investment income[1]	5.02	10.71	9.12	1.37
Net realized and unrealized gain (loss) on investments[2]	(0.62)	0.05	(0.16)	0.60
Total from investment operations	4.40	10.76	8.96	1.97

Distributions to investors:
From net investment income	(5.01)	(10.76)	(8.26)	(1.39)
Total distributions to investors	(5.01)	(10.76)	(8.26)	(1.39)

Net Asset Value, end of year/period	$100.67	$101.28	$101.28	$100.58

Total Return[3]	4.42%[4]	11.16%	9.21%	1.97%[4]

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$144,224	$117,699	$70,988	$20,726

Net expenses	2.92%[5,6]	4.18%[7]	4.12%[8]	3.43%[5,9]

Net investment income	10.66%[5,6]	10.58%[7]	9.00%[8]	6.12%[5,9]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement[10]	36,510,000	64,926,293	29,432,666	5,000,000
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement[10]	25,279	11,710	12,037	14,265

Portfolio Turnover Rate[11]	27%[4]	63%	53%	1%[4]
*	Commencement of operations.
[1]	Per share data is computed using the average shares method.
[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[3]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[4]	Not annualized.
[5]	Annualized, except for incentive fees.
[6]

If distribution and servicing fees of 0.25%, incentive fees of 0.71%, line of credit expenses of 0.13%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 1.14% for the six months ended March 31, 2023.

[7]

If distribution and servicing fees of 0.25%, incentive fees of 1.92%, line of credit expenses of 0.16%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 2.38% for the year ended September 30, 2022.

[8]

If distribution and servicing fees of 0.25%, incentive fees of 1.64%, line of credit expenses of 0.13%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.08% for the year ended September 30, 2021.

[9]

If distribution and servicing fees of 0.14%, incentive fees of 0.25%, and line of credit expenses of 0.29% had been excluded, the expense ratios would have been decreased by 0.68% for the period ended September 30, 2020.

[10]

As a result of the Fund having earmarked or segregated securities to collateralize the transactions or otherwise having covered the transactions, in accordance with releases and interpretive letters issued by the Securities and Exchange Commission (the “SEC”), the Fund does not treat its obligations under such transactions as senior securities representing indebtedness for purposes of the Investment Company Act.

[11]	Calculated at Fund level.
See accompanying notes to financial statements.

Keystone Private Income Fund
Financial Highlights Class I Shares

Per share operating performance.
For a capital share outstanding throughout the year/period.

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period August 1, 2020* through September 30, 2020
Net Asset Value, beginning of year/period	$100.96	$100.96	$100.76	$100.53
Income from Investment Operations:
Net investment income[1]	4.98	10.90	9.52	1.67
Net realized and unrealized gain (loss) on investments[2]	(0.55)	(0.07)	(0.55)	(0.19)
Total from investment operations	4.43	10.83	8.97	1.48

Distributions to investors:
From net investment income	(5.04)	(10.83)	(8.77)	(1.25)
Total distributions to investors	(5.04)	(10.83)	(8.77)	(1.25)

Net Asset Value, end of year/period	$100.35	$100.96	$100.96	$100.76

Total Return[3]	4.47%[4]	11.27%	9.24%	1.47%[4]

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$55,160	$23,003	$64,570	$11,755

Net expenses	2.74%[5,6]	4.08%[7]	3.84%[8]	3.43%[5,9]

Net investment income	10.57%[5,6]	10.80%[7]	9.42%[8]	11.35%[5,9]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement[10]	36,510,000	64,926,293	29,432,666	5,000,000
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement[10]	25,279	11,710	12,037	14,265

Portfolio Turnover Rate[11]	27%[4]	63%	53%	1%[4]
*	Commencement of offering of Class I shares.
[1]	Per share data is computed using the average shares method.
[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[3]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[4]	Not annualized.
[5]	Annualized, except for incentive fees.
[6]

If distribution and servicing fees of 0.15%, incentive fees of 0.67%, line of credit expenses of 0.11%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 0.98% for the six months ended March 31, 2023.

[7]

If distribution and servicing fees of 0.15%, incentive fees of 1.94%, line of credit expenses of 0.16%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 2.30% for the year ended September 30, 2022.

[8]

If distribution and servicing fees of 0.15%, incentive fees of 1.69%, line of credit expenses of 0.13%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.03% for the year ended September 30, 2021.

[9]

If distribution and servicing fees of 0.15%, incentive fees of 0.30%, and line of credit expenses of 0.37% had been excluded, the expense ratios would have been decreased by 0.82% for the period ended September 30, 2020.

[10]

As a result of the Fund having earmarked or segregated securities to collateralize the transactions or otherwise having covered the transactions, in accordance with releases and interpretive letters issued by the Securities and Exchange Commission (the “SEC”), the Fund does not treat its obligations under such transactions as senior securities representing indebtedness for purposes of the Investment Company Act.

[11]	Calculated at Fund level.

See accompanying notes to financial statements.

Keystone Private Income Fund
Financial Highlights Class Z Shares

Per share operating performance.
For a capital share outstanding throughout the year/period.

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period August 1, 2020* through September 30, 2020
Net Asset Value, beginning of year/period	$101.28	$101.28	$100.56	$100.53
Income from Investment Operations:
Net investment income[1]	5.14	10.94	9.49	1.68
Net realized and unrealized gain (loss) on investments[2]	(0.61)	0.07	(0.27)	(0.21)
Total from investment operations	4.53	11.01	9.22	1.47

Distributions to investors:
From net investment income	(5.14)	(11.01)	(8.50)	(1.44)
Total distributions to investors	(5.14)	(11.01)	(8.50)	(1.44)

Net Asset Value, end of year/period	$100.67	$101.28	$101.28	$100.56

Total Return[3]	4.55%[4]	11.43%	9.49%	1.46%[4]

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$658,430	$535,110	$185,090	$32,680

Net expenses	2.66%[5,6]	3.93%[7]	3.82%[8]	3.25%[5,9]

Net investment income	10.90%[5,6]	10.81%[7]	9.37%[8]	11.41%[5,9]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement[10]	36,510,000	64,926,293	29,432,666	5,000,000
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement[10]	25,279	11,710	12,037	14,265

Portfolio Turnover Rate[11]	27%[4]	63%	53%	1%[4]
*	Commencement of offering of Class Z shares.
[1]	Per share data is computed using the average shares method.
[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[3]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[4]	Not annualized.
[5]	Annualized, except for incentive fees.
[6]

If incentive fees of 0.70%, line of credit expenses of 0.14%, and other transaction related expense of 0.05% had been excluded, the expense ratios would have been decreased by 0.89% for the six months ended March 31, 2023.

[7]

If incentive fees of 1.91%, line of credit expenses of 0.16%, and other transaction related expense of 0.05% had been excluded, the expense ratios would have been decreased by 2.12% for the year ended September 30, 2022.

[8]

If incentive fees of 1.66%, line of credit expenses of 0.13%, and other transaction related expense of 0.06% had been excluded, the expense ratios would have been decreased by 1.85% for the year ended September 30, 2021.

[9]	If incentive fees of 0.29%, and line of credit expenses of 0.37% had been excluded, the expense ratios would have been decreased by 0.66% for the period ended September 30, 2020.
[10]

As a result of the Fund having earmarked or segregated securities to collateralize the transactions or otherwise having covered the transactions, in accordance with releases and interpretive letters issued by the Securities and Exchange Commission (the “SEC”), the Fund does not treat its obligations under such transactions as senior securities representing indebtedness for purposes of the Investment Company Act.

[11]	Calculated at Fund level.

See accompanying notes to financial statements.

Keystone Private Income Fund
Notes to Financial Statements March 31, 2023 (Unaudited)

1. Organization

The Keystone Private Income Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund operates under an Agreement and Declaration of Trust dated August 26, 2019 (the “Declaration of Trust”). Keystone National Group, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund intends to continue to qualify and has elected to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund commenced operations on July 1, 2020.

The Fund offers five separate classes (each a “Class”) of shares of beneficial interest (“Shares”) designated as Class A, Class D, Class Y Class I, and Class Z Shares. Shareholders own Shares of the Fund. Each class of Shares is subject to different fees and expenses. The Fund may offer additional classes of Shares in the future.

The Fund’s primary investment objective is to produce current income. The Investment Manager manages the Fund’s portfolio with a view toward producing current income, managing liquidity and protecting against downside scenarios. Under normal market conditions, the Fund will seek to achieve its investment objective by opportunistically investing, directly or indirectly, a majority of its net assets (plus any borrowings for investment purposes) in a wide range of private credit-oriented or other cash flow producing investments. For purposes of the Fund’s strategy, such investments may include corporate loans and credit facilities, equipment leasing transactions, real estate backed loans, corporate and consumer receivables, and other specialty finance opportunities or income-producing assets. The Fund may allocate its assets through a wide range of investment vehicles and structures, including among others as senior debt and also as subordinated debt, preferred equity and common equity investments. There can be no assurance that the Fund will achieve its investment objective.

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment Transactions and Related Investment Income

The Fund’s investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are determined using the specific identification method for financial reporting. Interest income is recognized on the accrual basis and prepayment fees are recognized as interest income when received. Dividend income is recognized on the ex-dividend date. Some or all of the interest payments of a loan or preferred equity may be structured in the form of payment in kind (“PIK”), which accrues on a current basis but is generally not paid in cash until maturity or some other determined payment date. PIK interest is included in the Fund’s net asset value and also in determining net investment income for purposes of calculating the Incentive Fee. PIK interest may be combined with cash current paid interest or otherwise tailored to address both the specific circumstances of the borrower and the return requirements of the investor. Interest payments structured in the form of PIK are subject to the risk that a borrower could default when actual cash interest or principal payments are due.

Keystone Private Income Fund
Notes to Financial Statements March 31, 2023 (Unaudited) (continued)
2. Significant Accounting Policies (continued)

Upfront investment income or other payments are sometimes charged to borrowers at the closing of a loan investment transaction. This income is received at the time of closing and then deferred to be recognized as investment income over the term of the loan. For the six months ended March 31, 2023, the Fund accrued upfront investment income of $4,279,017.

Cash Escrow

Subscriptions are generally subject to the receipt of cleared funds on or prior to the acceptance date set by the Fund and notified to prospective investors. Pending any closing, funds received from prospective investors will be placed in an interest-bearing escrow account with UMB Bank, n.a., the Fund’s escrow agent, and are restricted for use otherwise. On the date of any closing, the balance in the escrow account with respect to each investor whose investment is accepted will be invested in the Fund on behalf of such investor. Any interest earned on escrowed amounts will be credited to the Fund for the benefit of all Shareholders.

Federal Income Taxes

The Fund has qualified and intends to continue to qualify as a RIC under Subchapter M of the Code. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to Shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of March 31, 2023.

Distributions to Shareholders

The Fund accrues distributions monthly and pays distributions quarterly to its Shareholders of the net investment income of the Fund after payment of Fund operating expenses. The dividend rate may be modified by the Board from time to time. To the extent that any portion of the Fund’s quarterly distributions are considered a return of capital to Shareholders, such portion would not be considered dividends for U.S. federal income tax purposes and would represent a return of the amounts that such Shareholders invested. Although such return of capital distributions are not currently taxable to Shareholders, such distributions will have the effect of lowering a Shareholder’s tax basis in such Shares, and could result in a higher tax liability when the Shares are sold, even if they have not increased in value, or in fact, have lost value. The Fund’s final distribution for each tax year is expected to include any remaining investment company taxable income and net tax-exempt income undistributed during the tax year, as well as any undistributed net capital gain realized during the tax year. If the total distributions made in any tax year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. This distribution policy, may, under certain circumstances, have adverse consequences to the Fund and its Shareholders because it may result in a return of capital resulting in less of a Shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The distribution policy also may cause the Fund to sell securities at a time it would not otherwise do so to manage the distribution of income and gain.

Valuation of Investments

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). Under the Valuation Procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Investment Manager (the “Valuation Designee”) subject to the oversight of the Board. The Valuation Designee oversees the valuation of the Fund’s investments on behalf of the Fund in accordance with the Valuation Procedures, which provide that investments will be valued at fair value. Furthermore, the valuation of the Fund’s assets will be done in accordance with the FASB ASC Topic 820, Fair Value Measurements and Disclosures.

Keystone Private Income Fund
Notes to Financial Statements March 31, 2023 (Unaudited) (continued)
2. Significant Accounting Policies (continued)

In general, fair value represents a good faith approximation of the current value of an asset and is used when there is no public market or possibly no market at all for the asset. As a result, the fair values of one or more assets may not be the prices at which those assets are ultimately sold. Prospective investors should be aware that situations involving uncertainties as to the value of investments could have an adverse effect on the Fund’s net asset value (“NAV”) if the judgments of the Valuation Designee regarding appropriate valuations should prove incorrect.

The Fund holds a high proportion of illiquid investments relative to its total investments, which is directly related to the Fund’s investment objectives and strategy. The valuation approach will likely vary by investment, but may include comparable public market valuations, comparable transaction valuations and discounted cash flow analyses. All factors that might materially impact the value of an investment (i.e., underlying collateral, operating results, financial condition, achievement of milestones, and economic and/or market events) may be considered. In certain circumstances the Valuation Designee may determine that cost best approximates the fair value of the particular investment.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Board designated the Investment Manager as its valuation designee to perform fair value determinations and approved new Valuation Procedures for the Fund.

Repurchase Offers

The Fund provides some liquidity to Shareholders by making quarterly offers to repurchase a certain percentage of its outstanding Shares at NAV. The decision to offer to repurchase Shares is in the complete and absolute discretion of the Board and the Board may, under certain circumstances, elect not to offer to repurchase Shares. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders and generally are funded from available cash. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance.

Borrowing, Use of Leverage

The Fund may employ leverage through a secured Revolving Loan Agreement, as amended (the “Revolving Loan Agreement”) to achieve its investment objective. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Investment Manager’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. Borrowings by the Fund will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. Such debt exposes the Fund to refinancing, recourse and other risks. As a general matter, the presence of leverage can accelerate losses. Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the Investment Company Act) of 300% or more (in the event leverage is obtained solely through debt) or 200% or more (in the event leverage is obtained solely though preferred stock). The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment. The Investment Manager expects that the Fund’s borrowings may ultimately be secured with a security interest in investments. In times of adverse market conditions, the Fund may be required to post additional collateral which could affect the Fund’s liquidity.

Keystone Private Income Fund
Notes to Financial Statements March 31, 2023 (Unaudited) (continued)
2. Significant Accounting Policies (continued)

The Revolving Loan Agreement has maximum credit available of $110,000,000 with a maturity date of April 9, 2024. For the six months ended March 31, 2023, the average balance outstanding and weighted average interest rate were $9,533,316 and 5.49%, respectively. For the six months ended March 31, 2023, the Fund accrued and paid interest expense of $548,423, and $668,993, respectively. As of March 31, 2023, the Fund has an outstanding line of credit balance of $36,510,000 at a 7.85% interest rate. The maximum the Fund borrowed was $65,090,929 on October 3, 2022.

Participations

The Fund may invest a portion of its assets in participation interests or special purpose vehicles holding various credit investments. The special risks associated with these obligations include adverse consequences resulting from participating in such instruments with other institutions with lower credit quality and limitations on the ability of the Fund to directly enforce its rights with respect to participations. The Fund may acquire interests in such credit investments either directly (by way of sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a contracting party under the credit arrangement with respect to the obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a credit arrangement typically results in a contractual relationship only with the institution participating out the interest and not directly with the counterparty. In purchasing participations, the Fund may have no right to enforce compliance by the counterparty with the terms of the credit agreement, and the Fund may not directly benefit from the collateral supporting the credit obligation in which it has purchased the participation. As a result, if the Fund were to hold a participation, it would assume the credit risk of both the borrower and the institution selling the participation to the Fund.

3. Principal Risks

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Limited Liquidity

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Investment Manager Incentive Fee Risk

Any Incentive Fee payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest or gains that have been accrued or are unrealized, but not yet received or realized. The Investment Manager is not under any obligation to reimburse the Fund for any part of the Incentive Fee it received that was based on accrued income or unrealized gains that the Fund never received or realized, and such circumstances would result in the Fund’s paying an Incentive Fee on income it never received or gains it never realized. The Incentive Fee payable by the Fund to the Investment Manager may create an incentive for it to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive Fee payable to the Investment Manager is determined

Keystone Private Income Fund
Notes to Financial Statements March 31, 2023 (Unaudited) (continued)
3. Principal Risks (continued)

may encourage it to use leverage to increase the return on the Fund’s investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor Shareholders. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.

Private Credit

Private credit is a common term for unregistered debt investments made through privately negotiated transactions. Private credit investments may be structured using a range of financial instruments, including without limitation first and second lien senior secured loans, subordinated or unsecured debt and preferred equity arrangements. From time to time these investments might include equity features such as warrants, options, or common stock depending on the strategy of the investor and the financing requirements of the company or asset.

Loans to private companies, businesses and operators can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the collateral that secures the investment, variability in the issuer’s cash flows, the size of the issuer, the quality of collateral securing debt and the degree to which such collateral covers the accompanying debt obligations. The businesses in which the Fund invests may be levered, and the investments made by the Fund will generally not be rated by national credit rating agencies. The loans in which the Fund will invest may be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics and may carry a greater risk with respect to a borrower’s capacity to pay interest and repay principal.

Pandemic Risk

The global outbreak of a novel strain of coronavirus (COVID-19) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

The Fund and Investment Manager have in place business continuity plans reasonably designed to ensure that they maintain normal business operations, and that the Fund, its portfolio and assets are protected. However, in the event of a pandemic or an outbreak, such as COVID-19, there can be no assurance that the Fund, its Investment Manager and service providers, or the Fund’s portfolio companies, will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. A pandemic or disease could also impair the information technology and other operational systems upon which the Fund’s Investment Manager rely and could otherwise disrupt the ability of the Fund’s service providers to perform essential tasks.

Russia-Ukraine Conflict Risk

In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on the Fund’s performance and the value of the Fund’s investments.

Keystone Private Income Fund
Notes to Financial Statements March 31, 2023 (Unaudited) (continued)
3. Principal Risks (continued)

Banking Risk

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

4. Investment Advisory and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Investment Manager is entitled to a fee consisting of two components – a base management fee (the “Investment Management Fee”) and an incentive fee (the “Incentive Fee”). The Investment Management Fee is calculated and payable monthly in arrears at the annual rate of 1.50% of the month-end value of the Fund’s net assets before management fees for the current month. The Investment Management Fee is paid out of the Fund’s assets. Such fees are paid to the Investment Manager before giving effect to any repurchase of Shares effective as of that date and decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders.

Effective January 1, 2021, the Incentive Fee is calculated and payable monthly in arrears based upon the Fund’s net profits for the immediately preceding month, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets equal to 0.58333333% per month (or an annualized hurdle rate of 7.00%), subject to a “catch-up” feature. Prior to January 1, 2021, the Incentive Fee was calculated quarterly. The Incentive Fee is equal to 15.0% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account. For the purposes of the Incentive Fee, the term “net profits” means the amount by which the NAV of the Fund on the last day of the relevant period exceeds the NAV of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (which, for this purpose shall not include any distribution and/or shareholder servicing fees, litigation, any extraordinary expenses or Incentive Fee). The Fund will maintain a memorandum account (the “Loss Recovery Account”), which will have an initial balance of zero and will be (i) increased upon the close of each calendar month end of the Fund by the amount of the net losses of the Fund for the month, and (ii) decreased (but not below zero) upon the close of each calendar month end by the amount of the net profits of the Fund for the month. Shareholders will benefit from the Loss Recovery Account in proportion to their holdings of Shares. The “catch-up” provision is intended to provide the Investment Manager with an incentive fee of 15.0% on all of the Fund’s net profits when the Fund’s net profits reach 0.68627451% of net assets in any calendar month (8.24% annualized). For the six months ended March 31, 2023, the Fund incurred $5,740,530 in incentive fees.

The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (including the Investment Management Fee, but excluding any taxes, interest expense, sales charges and other brokerage commissions, other transaction related expenses, acquired fund fees and expenses, Incentive Fees, expenses incurred in connection with any merger or reorganization, Distribution and Servicing Fees and extraordinary expenses) does not exceed 3.00% of the average daily net assets of any Class of Shares (the “Expense Limit”). Because taxes, interest expense, sales charges and other brokerage commissions, other transaction related expenses, Incentive Fees, Distribution and Servicing Fees, expenses incurred in connection with any merger or reorganization and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) may exceed 3.00% of the average daily net assets of each Class of Shares.

For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided they are able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the expense limit in effect at the time of the waiver and (ii) the expense limit in effect at the time of the recoupment. The Expense Limitation and Reimbursement Agreement had an initial one-year term, which ended on February 2, 2021, and will automatically renew for consecutive one-year terms

Keystone Private Income Fund
Notes to Financial Statements March 31, 2023 (Unaudited) (continued)
4. Investment Advisory and Other Agreements (continued)

thereafter. Either the Fund or the Investment Manager may terminate the Expense Limitation and Reimbursement Agreement upon 30 days’ written notice. For the six months ended March 31, 2023, the Investment manager did not waive any fees or reimburse any expenses. As of March 31, 2023, there were no recoverable reimbursed expenses to the Investment Manager.

UMB Distribution Services, LLC serves as the Fund’s placement agent (the “Placement Agent”); UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator. For the six months ended March 31, 2023, the Fund’s allocated UMBFS fees are reported on the Statement of Operations.

A trustee and certain officers of the Fund are employees of UMBFS or the Investment Manager. The Fund does not compensate trustees and officers affiliated with the Fund’s administrator or Investment Manager. For the six months ended March 31, 2023, the Fund’s allocated fees incurred for trustees who are not affiliated with the Fund’s administrator or Investment Manager are reported on the Statement of Operations.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended March 31, 2023 are reported on the Statement of Operations.

The Fund has adopted a Distribution and Service Plan with respect to Class A Shares, Class D Shares, Class Y Shares and Class I Shares in compliance with Rule 12b-1 under the Investment Company Act. Under the Distribution and Service Plan, the Fund may pay as compensation up to 1.00% on an annualized basis of the aggregate net assets of the Fund attributable to Class A Shares, up to 0.90% on an annualized basis of the aggregate net assets of the Fund attributable to Class D Shares, up to 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Class Y Shares, and up to 0.15% on an annualized basis of the aggregate net assets of the Fund attributable to Class I Shares (the “Distribution and Servicing Fee”) to the Fund’s Placement Agent or other qualified recipients under the Distribution and Service Plan. For purposes of determining the Distribution and Servicing Fee, NAV will be calculated prior to any reduction for any fees and expenses, including, without limitation, the Distribution and Servicing Fee payable. Therefore, it is possible the Distribution and Servicing Fee rate on the Financial Highlights may show a rate above the contractual limit. Class Z Shares are not subject to the Distribution and Service Plan.

5. Fair Value of Investments

Fair value — Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
•	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.
•	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher

Keystone Private Income Fund
Notes to Financial Statements March 31, 2023 (Unaudited) (continued)
5. Fair Value of Investments (continued)

or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of March 31, 2023:

Investments	Level 1	Level 2	Level 3	Total
Private Credit	$—	$—	$923,713,689	$923,713,689
Private Investment Funds	—	—	13,733,040	13,733,040
Warrants	—	—	—	—
Short-Term Investments	6,389	—	—	6,389
Total Investments, at fair value	$6,389	$—	$937,446,729	$937,453,118

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the six months ended March 31, 2023:

	Private Credit	Private Investment Funds
Balance as of October 1, 2022	$755,752,353	$13,933,504
Transfers In	—	—
Transfers Out	—	—
Purchases	395,703,504	—
Sales	—	—
Principal reductions received	(222,357,825)	(200,464)
Realized gains (losses)	—	—
Change in unrealized appreciation (depreciation)	(5,384,343)	—
Balance as of March 31, 2023	$923,713,689	$13,733,040

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of March 31, 2023.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs
Private Credit	$923,713,689	Cost	Price	N/A
Private Investment Funds	$13,733,040	Cost	Price	N/A

6. Capital Stock

The minimum initial investment in Class A Shares and Class Y Shares by any investor is $50,000, the minimum initial investment in Class D Shares and Class I Shares by any investor is $5,000,000, and the minimum initial investment by any investor in Class Z Shares is $10,000,000. However, the Fund, in its sole discretion, may accept investments in any Class of Shares below these minimums. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirements. Class Y and Class D Shares were issued at $100.00 per share and Class A, Class I, and Class Z Shares were issued at $100.53 per share.

Class A Shares and Class D Shares are subject to a sales charge of up to 3.50%. No sales charge is expected to be charged with respect to investments by the Investment Manager or its affiliates, and their respective directors, principals, officers and employees and others in the Investment Manager’s sole discretion. The full amount of the sales charge may be reallowed to brokers or dealers participating in the offering. Your financial intermediary may impose additional charges when you purchase Shares of the Fund. Neither Class I, Class Y nor Class Z Shares are subject to any sales charge.

Keystone Private Income Fund
Notes to Financial Statements March 31, 2023 (Unaudited) (continued)
6. Capital Stock (continued)

Because the Fund is a closed-end fund, and Shareholders do not have the right to require the Fund to redeem Shares, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders, in order to provide a limited degree of liquidity to Shareholders. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares, the Board will consider a variety of operational, business and economic factors. The Investment Manager expects to ordinarily recommend that the Board authorize the Fund to offer to repurchase Shares from Shareholders quarterly with March 31, June 30, September 30 and December 31 valuation dates (or, if any such date is not a Business Day, on the last Business Day of such calendar quarter).

If the interval between the date of purchase of Shares and the valuation date with respect to the repurchase of such Shares is less than 365 calendar days, then such repurchase will be subject to a 2.00% early repurchase fee payable to the Fund. In determining whether the repurchase of Shares is subject to an early repurchase fee, the Fund will repurchase that portion of the Shares held the longest first.

For the six months ended March 31, 2023, the Fund’s capital stock transactions are reported on the Statements of Changes in Net Assets.

7. Federal Income Taxes

At March 31, 2023, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of investments	$942,837,461
Gross unrealized appreciation	—
Gross unrealized depreciation	(5,384,343)
Net unrealized appreciation/depreciation on investments	$(5,384,343)

As of September 30, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$12,723,716
Undistributed long-term capital gains	—
Distributions Payable	(12,723,716)
Unrealized appreciation on investments	—
Total accumulated deficit	$—

The tax character of distributions paid during the years ended September 30, 2022 and September 30, 2021 was as follows:

	2022	2021
Distributions paid from:
Ordinary income	$47,254,325	$10,766,820
Net long-term capital gains	—	—
Total distributions paid	$47,254,325	$10,766,820

The difference in the amount of distributions against the Statements of Changes in Net Assets relates to the timing of certain distributions being reported on a cash basis for tax purposes. At September 30, 2022, there were $12,723,716 of distributions payable that will be considered paid in the tax year ending September 30, 2023 for tax purposes.

8. Investment Transactions

For the six months ended March 31, 2023, purchases and sales of investments, including principal reductions received, excluding short-term investments, were $395,703,504 and $222,299,014, respectively.

Keystone Private Income Fund
Notes to Financial Statements March 31, 2023 (Unaudited) (continued)

9. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

10. Change of Independent Registered Public Accounting Firm

On May 2, 2023, the Fund by action of the Board of Trustees (the “Board”) upon the recommendation of the Board’s Audit Committee engaged Grant Thornton LLP as the independent registered public accounting firm to audit the Fund’s financial statements for the fiscal year ending September 30, 2023. During the Fund’s fiscal years ended September 30, 2022 and September 30, 2021 and the subsequent period from October 1, 2022 through May 2, 2023, neither the Fund nor anyone on its behalf has consulted with Grant Thornton LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(l)(iv) of Item 304 of Regulation S-K under the Securities Exchange Act of 1934, as amended (“Regulation S-K”)) or reportable events (as described in paragraph (a)(l)(v) of said Item 304).

Cohen & Company, Ltd. (“Cohen”) previously served as the independent registered public accounting firm to the Fund. Cohen’s reports on the Fund’s financial statements for the fiscal years ended September 30, 2022 and September 30, 2021 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund’s fiscal years ended September 30, 2022 and September 30, 2021 and the subsequent period from October 1, 2022 through May 2, 2023, (i) there were no disagreements with Cohen on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial statements for such fiscal years, and (ii) there were no “reportable events” of the kind described in Item 304(a)(l)(v) of Regulation S-K.

11. Subsequent Events

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events, other than the change in independent public accountant as disclosed in Note 10, that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

Keystone Private Income Fund
Other Information March 31, 2023 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for twelve-month period ending on June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available: (i) without charge, upon request, by calling the Fund at 1-888-442-4420 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Forms N-PORT are or will be available on the SEC’s website at www.sec.gov or by calling the Fund at 1-888-442-4420.

Board Consideration of the Investment Management Agreement

At a meeting of the Board held on December 21, 2022, by a unanimous vote, the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), approved the continuation of the amended and restated Investment Management Agreement (the “Investment Management Agreement”) between the Investment Manager and the Fund.

In advance of the December 21, 2022 meeting, the Independent Trustees requested and received materials from the Investment Manager to assist them in considering the approval of the Investment Management Agreement. The Independent Trustees reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether to approve the Investment Management Agreement. Nor are the items described herein all encompassing of the matters considered by the Board. Pursuant to relief granted by the U.S. Securities and Exchange Commission (“the SEC”) in light of the COVID-19 pandemic (the “Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the December 21, 2022 meeting was held by videoconference.

The Board engaged in a detailed discussion of the materials with management of the Investment Manager. The Independent Trustees then met separately with independent counsel to the Independent Trustees for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Investment Management Agreement.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Manager to the Fund under the Investment Management Agreement, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Investment Manager to the Fund, including, among other things, providing office facilities, equipment, and personnel. The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Investment Manager who provide the investment advisory and administrative services to the Fund. The Board determined that the Investment Manager’s portfolio managers and key personnel are well-qualified by education and/or training and experience to perform the services for the Fund in an efficient and professional manner. The Board also took into account the Investment Manager’s compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided to the Fund was satisfactory.

Performance

The Board considered the investment performance of the Investment Manager with respect to the Fund. The Board considered the performance of the Fund for the period from the Fund’s inception on July 1, 2020 through September 30, 2022. The Board considered the Investment Manager’s view that there was no representative benchmark index given the unique private assets held by the Fund, the Board considered the overall performance of the Fund and concluded that the performance of the Fund was satisfactory.

Keystone Private Income Fund
Other Information March 31, 2023 (Unaudited) (continued)

Fees and Expenses Relative to Comparable Funds Managed by Other Investment Managers

The Board reviewed the advisory fee rate and total expense ratio of the Fund. The Board compared the advisory fee and total expense ratio for the Fund with various comparative data, including reports on the expenses of other comparable funds. The Board noted that the Fund’s advisory fees were comparable to the fees payable by other comparable funds. The Board also discussed the incentive fee and hurdle rate. In addition, the Board noted that the Investment Manager has contractually agreed to limit total annual operating expenses. The Board concluded that the advisory fees paid by the Fund and total expense ratio were reasonable and satisfactory in light of the services provided.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s investment management fee under the Investment Management Agreement. The Board considered that while the Fund’s investment management fee, inclusive of the hurdle rate, did not have breakpoints, the potential for economies of scale may be limited by the Fund’s increasing current size and the nature of its investments. The Board considered the Fund’s investment management fees and concluded that the fees were reasonable and satisfactory in light of the services provided, but noted that they would continue to consider the appropriateness of the fee as the Fund continued to grow.

Profitability of Investment Manager

The Board considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager from its relationship with the Fund. The Board also reviewed the Investment Manager’s financial condition. The Board noted that the financial condition of the Investment Manager appeared stable. The Board determined that the advisory fees and the compensation to the Investment Manager was reasonable and the financial condition was adequate.

Ancillary Benefits and Other Factors

The Board also discussed other benefits to be received by the Investment Manager from its management of the Fund including, without limitation, the ability to market its advisory services for similar products in the future. The Board noted that the Investment Manager does not have affiliations with the Fund’s transfer agent, fund accountant, custodian, or distributor and, therefore, they do not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits.

General Conclusion

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the continuance of the Investment Management Agreement.

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Investment Manager
Keystone National Group, LLC
60 East South Temple, Suite 2100
Salt Lake City, UT 8411
www.keystonenational.com

Custodian Bank

UMB Bank, n.a.
928 Grand Blvd
Kansas City, MO 64106

Fund Administrator, Transfer Agent, and Fund Accountant

UMB Fund Services
235 W. Galena Street
Milwaukee, Wisconsin 53212

Placement Agent
UMB Distribution Services, LLC
235 West Galena Street
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Grant Thornton LLP
171 N. Clark Street, Suite 200
Chicago, IL 60601

(b)    Not applicable.

Item 2.     Code of Ethics.

Not applicable to semi-annual reports.

Item 3.     Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.     Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Investments.

(a)     Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)    Not applicable.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

(a)     Not applicable to semi-annual reports.

(b)    Not applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

Item 11.   Controls and Procedures.

(a)     The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.   Exhibits.

(a)(1)	Not applicable to semi-annual reports.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Change in the registrant’s independent public accountant. Filed herewith.
(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Keystone Private Income Fund
By (Signature and Title)
/s/ John Earl
John Earl, President
(Principal Executive Officer)
Date	June 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ John Earl
John Earl, President
(Principal Executive Officer)
Date	June 9, 2023
By (Signature and Title)	/s/ Brad Allen
Brad Allen, Treasurer
(Principal Financial Officer)
Date	June 9, 2023